Earnings (Loss) Per Share (Details Textual) - shares	1 Months Ended	12 Months Ended
	Jan. 20, 2017	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share (Textual)
Escrow shares			8,000,000
Potential release of escrowed shares		2,666,667	2,666,667
Common share dividends	519,156	116
Share dividend		340,797